Federated Hermes Mid-Cap Index Fund
(formerly, Federated Mid-Cap Index Fund)
Portfolio of Investments
July 31, 2020 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—97.0%
		Communication Services—1.8%
11,131	[2]	AMC Networks, Inc.	$257,126
1,348		Cable One, Inc.	2,456,811
9,962		Cinemark Holdings, Inc.	117,850
33,155		New York Times Co., Class A	1,529,772
54,824		Tegna, Inc.	645,827
24,984		Telephone and Data System, Inc.	485,189
14,215		TripAdvisor, Inc.	287,569
9,205		Wiley (John) & Sons, Inc., Class A	311,405
11,346		World Wrestling Entertainment, Inc.	528,837
16,330	[2]	Yelp, Inc.	407,923
		TOTAL	7,028,309
		Consumer Discretionary—13.9%
19,533		Aaron's, Inc.	1,019,232
21,855	[2]	Adient PLC	363,667
12,538	[2]	Adtalem Global Education, Inc.	430,555
40,502		American Eagle Outfitters, Inc.	405,020
13,244	[2]	AutoNation, Inc.	679,947
27,503		Boyd Gaming Corp.	650,996
18,173		Brunswick Corp.	1,217,228
36,368	[2,3]	Caesars Entertainment Corp.	1,129,226
10,725		Carter's, Inc.	844,272
7,000	[3]	Choice Hotels International, Inc.	588,280
7,989		Churchill Downs, Inc.	1,106,636
6,568		Columbia Sportswear Co.	498,117
5,950		Cracker Barrel Old Country Store, Inc.	657,297
37,084		Dana, Inc.	423,870
6,645	[2]	Deckers Outdoor Corp.	1,390,466
8,266	[2]	Delphi Technologies PLC	123,907
16,229		Dick's Sporting Goods, Inc.	740,367
18,931		Dunkin' Brands Group Inc.	1,301,128
29,830	[2,3]	Etsy, Inc.	3,531,275
13,329	[2]	Five Below, Inc.	1,451,661
25,862		Foot Locker, Inc.	760,084
65,036		Gentex Corp.	1,755,322
58,885		Goodyear Tire & Rubber Co.	530,554
1,104		Graham Holdings Co.	439,800
10,871	[2]	Grand Canyon Education, Inc.	964,693
21,998	[2]	GrubHub, Inc.	1,589,136
37,458		Harley-Davidson, Inc.	975,032
6,958	[2]	Helen of Troy Ltd.	1,309,844
5,841		Jack in the Box, Inc.	479,605
26,347		KB HOME	886,313
13,183		Lear Corp.	1,455,140
8,855		Marriott Vacations Worldwide Corp.	749,664
79,980	[2,3]	Mattel, Inc.	888,578
6,191	[2]	Murphy USA, Inc.	819,750

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
12,783	[3]	Nordstrom, Inc.	$174,999
13,307	[2]	Ollie's Bargain Outlet Holding, Inc.	1,398,566
7,295		Papa John’s International, Inc.	690,618
31,253	[2]	Penn National Gaming, Inc.	1,057,914
13,724		Polaris, Inc., Class A	1,422,218
9,287		Pool Corp.	2,941,193
3,933	[2,3]	RH	1,130,462
29,433	[2,3]	Sally Beauty Holdings, Inc.	341,717
24,763	[2]	Scientific Games Corp.	435,086
41,001		Service Corp. International	1,777,803
9,162		Six Flags Entertainment Corp.	159,327
25,829	[2]	Skechers USA, Inc., Class A	756,273
5,064		Strategic Education, Inc.	639,127
32,092	[2]	Taylor Morrison Home Corp.	752,557
10,496	[2]	Tempur Sealy International, Inc.	849,651
11,575		Texas Roadhouse, Inc.	650,399
40,893		The Wendy's Co.	947,900
13,061		Thor Industries, Inc.	1,488,823
21,983		Toll Brothers, Inc.	839,751
7,744	[2]	TopBuild Corp.	1,021,588
30,393	[2]	TRI Pointe Group, Inc.	508,171
4,460	[2]	Urban Outfitters, Inc.	73,768
3,919	[2]	Visteon Corp.	284,559
18,681	[3]	Williams-Sonoma, Inc.	1,627,489
18,241	[2]	WW International, Inc.	470,253
21,338		Wyndham Destinations, Inc.	567,591
17,885		Wyndham Hotels & Resorts, Inc.	789,802
		TOTAL	55,954,267
		Consumer Staples—3.7%
28,707	[2]	BJ's Wholesale Club Holdings, Inc.	1,149,715
8,440		Casey's General Stores, Inc.	1,343,564
38,816	[2]	Darling Ingredients, Inc.	1,084,131
11,491	[2]	Edgewell Personal Care Co.	343,466
14,341		Energizer Holdings, Inc.	718,914
43,671		Flowers Foods, Inc.	993,515
14,311	[2]	Grocery Outlet Holding Corp.	629,541
24,397	[2]	Hain Celestial Group, Inc.	829,010
15,333		Ingredion, Inc.	1,326,304
3,449		Lancaster Colony Corp.	546,977
13,085		Nu Skin Enterprises, Inc., Class A	586,862
12,627	[2]	Pilgrim's Pride Corp.	193,824
14,670	[2]	Post Holdings, Inc.	1,301,816
2,967		Sanderson Farms, Inc.	330,806
26,594	[2]	Sprouts Farmers Market, Inc.	701,550
2,218	[2]	The Boston Beer Co., Inc., Class A	1,797,556
2,837		Tootsie Roll Industries, Inc.	89,933
17,774	[2]	TreeHouse Foods, Inc.	778,857
		TOTAL	14,746,341

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—1.4%
33,876	[3]	Antero Midstream Corp.	$192,077
64,643	[2]	Championx Corp.	614,755
31,372		Cimarex Energy Co.	767,359
46,504	[2]	CNX Resources Corp.	448,764
61,997		EQT Corp.	900,196
98,618		Equitrans Midstream Corp.	951,664
21,135		Murphy Oil Corp.	279,193
28,462		PBF Energy, Inc.	247,050
155,397	[2,3]	Transocean Ltd.	317,010
15,641		World Fuel Services Corp.	368,033
100,929	[2]	WPX Energy Inc.	602,546
		TOTAL	5,688,647
		Financials—14.1%
11,672		Affiliated Managers Group	802,917
3,009		Alleghany Corp.	1,571,661
18,194		American Financial Group, Inc.	1,105,649
39,129		Associated Banc-Corp.	502,416
21,145		BancorpSouth Bank	442,565
12,693		Bank of Hawaii Corp.	718,805
20,353		Bank OZK	489,490
28,692	[2]	Brighthouse Financial, Inc.	813,131
54,592		Brown & Brown	2,482,298
18,784		Cathay Bancorp, Inc.	454,197
12,998		CIT Group Holdings, Inc.	246,572
36,341		CNO Financial Group, Inc.	548,749
22,988		Commerce Bancshares, Inc.	1,316,293
12,878		Cullen Frost Bankers, Inc.	927,989
33,602		East West Bancorp, Inc.	1,164,645
27,876		Eaton Vance Corp.	1,007,439
26,691		Essent Group Ltd.	956,339
10,234		Evercore, Inc., Class A	565,940
8,820		FactSet Research Systems	3,054,366
23,915		Federated Hermes, Inc.	630,399
26,960		First American Financial Corp.	1,375,230
12,674		First Cash, Inc.	730,529
26,810		First Financial Bankshares, Inc.	802,155
134,585		First Horizon National Corp.	1,247,603
81,286		FNB Corp. (PA)	602,329
41,965	[3]	Fulton Financial Corp.	407,061
135,837	[2]	Genworth Financial, Inc., Class A	277,107
19,807		Glacier Bancorp, Inc.	699,385
10,257		Hancock Whitney Corp.	195,498
10,890		Hanover Insurance Group, Inc.	1,109,473
35,091		Home Bancshares, Inc.	573,036
17,963		Interactive Brokers Group, Inc., Class A	890,965
13,597		International Bancshares Corp.	413,621
37,932		Janus Henderson Group PLC	792,399
55,480		Jefferies Financial Group, Inc.	898,776
14,171		Kemper Corp.	1,112,707
15,847		Legg Mason, Inc.	792,192
1,274	[2]	LendingTree, Inc.	441,173

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
7,224		Mercury General Corp.	$309,982
64,404		Navient Corp.	512,656
128,543		New York Community Bancorp, Inc.	1,353,558
68,650		Old Republic International Corp.	1,103,206
29,475		PacWest Bancorp	538,656
16,500		Pinnacle Financial Partners, Inc.	653,730
9,394		Primerica, Inc.	1,124,086
25,296		Prosperity Bancshares, Inc.	1,405,446
16,428		Reinsurance Group of America	1,400,487
10,798		RenaissanceRe Holdings Ltd.	1,947,743
8,964	[3]	RLI Corp.	789,997
28,628		SEI Investments Co.	1,498,103
14,265		Selective Insurance Group, Inc.	775,160
14,396		Signature Bank	1,476,022
93,856		SLM Corp.	635,405
49,222		Sterling Bancorp	553,748
16,935		Stifel Financial Corp.	821,009
36,614		Synovus Financial Corp.	737,772
37,000		TCF Financial Corp.	1,017,130
5,008	[2]	Texas Capital Bancshares, Inc.	166,366
23,366		Trustmark Corp.	526,202
9,184		UMB Financial Corp.	457,363
34,642		Umpqua Holdings Corp.	375,866
30,196	[3]	United Bankshares, Inc.	794,759
97,475		Valley National Bancorp	728,138
16,256		Washington Federal, Inc.	379,415
28,503		Webster Financial Corp. Waterbury	777,277
14,453		Wintrust Financial Corp.	618,588
		TOTAL	56,640,969
		Health Care—11.2%
22,254	[2]	Acadia Healthcare Co., Inc.	663,392
8,532	[2]	Amedisys, Inc.	1,997,853
20,018	[2,3]	Arrowhead Pharmaceuticals, Inc.	862,175
5,206	[2]	Avanos Medical, Inc.	159,668
8,871		Bio-Techne Corp.	2,440,944
9,490	[3]	Cantel Medical Corp.	448,403
38,027	[2]	Catalent, Inc.	3,321,278
11,471	[2]	Charles River Laboratories International, Inc.	2,282,614
4,150		Chemed Corp.	2,042,589
10,310	[2]	Emergent BioSolutions, Inc.	1,146,884
23,065		Encompass Health Corp.	1,570,265
80,058	[2]	Exelixis, Inc.	1,848,539
17,560	[2]	Globus Medical, Inc.	846,041
12,060	[2]	Haemonetics Corp.	1,057,180
17,708	[2]	HealthEquity Inc.	913,024
15,353		Hill-Rom Holdings, Inc.	1,492,619
4,475	[2]	ICU Medical, Inc.	822,192
15,809	[2]	Integra Lifesciences Corp.	754,880
6,795	[2]	LHC Group, Inc.	1,325,772
2,218	[2,3]	Ligand Pharmaceuticals, Inc., Class B	259,905
8,087	[2]	Livanova PLC	376,369

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
11,575	[2]	Masimo Corp.	$2,547,889
30,297	[2]	MEDNAX Inc.	605,334
13,744	[2]	Molina Healthcare, Inc.	2,538,517
42,126	[2]	Nektar Therapeutics	933,512
12,649	[2]	NuVasive, Inc.	722,764
12,798	[3]	Patterson Cos., Inc.	339,915
6,845	[2]	Penumbra, Inc.	1,518,974
14,784	[2]	PRA Health Sciences, Inc.	1,575,383
11,015	[2]	Prestige Consumer Healthcare, Inc.	409,648
9,743	[2]	Quidel Corp.	2,752,105
10,898	[2]	Repligen Corp.	1,644,617
14,818	[2]	Syneos Health, Inc.	924,495
25,132	[2]	Tenet Healthcare Corp.	664,490
12,076	[2]	United Therapeutics Corp.	1,346,112
		TOTAL	45,156,341
		Industrials—15.7%
9,723		Acuity Brands, Inc.	963,549
36,703	[2]	AECOM	1,328,282
15,258		AGCO Corp.	1,001,383
11,979	[2]	ASGN, Inc.	820,082
6,158	[2]	Avis Budget Group, Inc.	159,492
16,977	[2]	Axon Enterprise, Inc.	1,411,298
11,815		Brinks Co. (The)	523,995
12,631		Carlisle Cos., Inc.	1,504,100
12,027	[2]	Clean Harbors, Inc.	716,809
13,620	[2]	Colfax Corp.	396,070
21,544		CoreLogic, Inc.	1,468,439
14,794		Crane Co.	836,897
9,995		Curtiss Wright Corp.	890,754
28,933		Donaldson Co., Inc.	1,398,621
8,131	[2]	Dycom Industries, Inc.	348,251
12,320		Emcor Group, Inc.	843,920
10,073		EnerSys, Inc.	677,510
48,833		Fluor Corp.	497,608
8,408	[2]	FTI Consulting, Inc.	1,004,252
5,154		GATX Corp.	314,342
16,200	[2]	Generac Holdings, Inc.	2,552,796
38,535		Graco, Inc.	2,051,603
10,150		Healthcare Services Group, Inc.	265,829
20,522		Hexcel Corp.	765,471
11,093		HNI Corp.	329,462
12,492		Hubbell, Inc.	1,686,045
31,604	[2]	IAA Spinco Inc.	1,370,033
5,712		Insperity, Inc.	381,904
20,567		ITT Corp.	1,187,333
67,217	[2]	Jet Blue Airways Corp.	695,024
33,150		KAR Auction Services, Inc.	501,560
12,348		Kennametal, Inc.	332,902
18,221	[2]	Kirby Corp.	842,539
27,970		Knight-Swift Transportation Holdings, Inc.	1,216,415
8,727		Landstar System, Inc.	1,062,774

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
8,069		Lennox International, Inc.	$2,163,622
13,571		Lincoln Electric Holdings	1,226,683
14,215		Manpower, Inc.	977,850
18,345	[2]	Mastec, Inc.	729,764
12,631	[2]	Mercury Systems, Inc.	978,018
10,833	[2]	Middleby Corp.	899,789
15,524		Miller Herman, Inc.	363,727
8,087		MSA Safety, Inc.	958,552
11,081		MSC Industrial Direct Co.	731,457
13,102		Nordson Corp.	2,536,940
38,604		nVent Electric PLC	701,049
13,608		OshKosh Truck Corp.	1,071,222
28,541		Owens Corning, Inc.	1,725,874
11,655		Regal Beloit Corp.	1,071,910
13,569		Ryder System, Inc.	497,033
20,912	[2]	Stericycle, Inc.	1,263,817
18,738	[2]	SunRun, Inc.	687,497
16,920		Terex Corp.	318,942
12,276		Tetra Tech, Inc.	1,088,267
16,736		Timken Co.	764,166
22,583		Toro Co.	1,611,297
12,215	[2]	Trex Co., Inc.	1,701,916
24,033	[3]	Trinity Industries, Inc.	469,365
34,801	[2]	Univar, Inc.	614,934
4,710		Valmont Industries, Inc.	570,852
6,744		Watsco, Inc.	1,592,056
13,117		Werner Enterprises, Inc.	576,951
13,746		Woodward, Inc.	1,030,125
21,450	[2]	XPO Logistics, Inc.	1,609,179
		TOTAL	62,880,198
		Information Technology—15.8%
26,567	[2]	ACI Worldwide, Inc.	711,730
10,900		Alliance Data Systems Corp.	483,524
21,401	[2]	Arrow Electronics, Inc.	1,532,740
24,767		Avnet, Inc.	661,774
3,215		Belden, Inc.	101,594
12,234		Blackbaud, Inc.	765,114
6,591		Cabot Microelectronics Corp.	993,395
5,728	[2]	CACI International, Inc., Class A	1,190,393
28,423		CDK Global, Inc.	1,292,110
21,538	[2]	Ceridian HCM Holding, Inc.	1,686,210
35,516	[2]	Ciena Corp.	2,113,557
16,731	[2]	Cirrus Logic, Inc.	1,146,575
43,523		Cognex Corp.	2,910,383
7,191	[2]	Coherent, Inc.	998,326
9,623	[2]	Commvault Systems, Inc.	424,182
22,622	[2,3]	Cree, Inc.	1,559,108
19,251	[2,3]	Enphase Energy, Inc.	1,161,990
6,746	[2]	Fair Isaac & Co., Inc.	2,962,776
14,817	[2]	First Solar, Inc.	882,352
22,778	[2]	II-VI, Inc.	1,155,300

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
7,399		InterDigital, Inc.	$444,088
11,372	[2]	j2 Global, Inc.	645,020
31,197		Jabil, Inc.	1,087,527
25,069		KBR, Inc.	557,535
5,502		Littelfuse, Inc.	977,430
15,404	[2]	LiveRamp Holdings, Inc.	701,960
13,748		LogMeIn, Inc.	1,179,716
17,458	[2]	Lumentum Holdings, Inc.	1,620,626
14,568	[2]	Manhattan Associates, Inc.	1,395,469
13,924		Maximus, Inc.	1,033,300
12,670		MKS Instruments, Inc.	1,614,665
9,654		Monolithic Power Systems	2,558,406
22,718		National Instruments Corp.	806,489
32,279	[2]	NCR Corp.	594,902
13,547	[2]	NetScout Systems, Inc.	344,907
8,197	[2]	Paylocity Corp.	1,091,840
40,829		Perspecta, Inc.	873,741
24,085	[2]	PTC, Inc.	2,060,713
7,699	[2]	Qualys, Inc.	950,672
40,602		Sabre Corp.	306,951
14,168		Science Applications International Corp.	1,133,157
15,148	[2]	Semtech Corp.	844,198
10,092	[2]	Silicon Laboratories, Inc.	1,014,347
11,607	[2]	Solaredge Technologies, Inc.	2,032,386
10,485	[2]	Synaptics, Inc.	839,010
9,631		Synnex Corp.	1,201,371
16,172	[2]	Teradata Corp.	339,612
38,646		Teradyne, Inc.	3,437,948
58,009	[2]	Trimble, Inc.	2,581,981
9,993		Universal Display Corp.	1,743,279
8,706	[2]	ViaSat, Inc.	330,480
32,888		Vishay Intertechnology, Inc.	516,013
11,421	[2]	WEX, Inc.	1,808,744
		TOTAL	63,401,616
		Materials—5.9%
9,738	[2]	Allegheny Technologies, Inc.	84,623
14,805		Aptargroup, Inc.	1,705,536
14,129		Ashland Global Holdings, Inc.	1,066,457
23,024		Avient Corp.	550,274
14,308		Cabot Corp.	521,956
39,954		Chemours Co./The	740,348
37,459		Commercial Metals Corp.	774,652
8,734		Compass Minerals International, Inc.	444,910
4,129		Domtar, Corp.	86,668
12,285		Eagle Materials, Inc.	985,626
7,274		Greif, Inc., Class A	253,062
10,364	[2]	Ingevity Corp.	606,087
26,156		Louisiana-Pacific Corp.	828,360
8,731		Minerals Technologies, Inc.	409,309
1,612		Newmarket Corp.	604,194
40,624		O-I Glass, Inc.	424,115

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
21,187		Olin Corp.	$238,142
17,003		Reliance Steel & Aluminum Co.	1,670,715
15,508		Royal Gold, Inc.	2,170,034
32,986		RPM International, Inc.	2,691,328
9,029		Scotts Miracle-Gro Co.	1,431,728
10,702		Sensient Technologies Corp.	558,751
13,221		Silgan Holdings, Inc.	505,703
23,850		Sonoco Products Co.	1,233,999
50,977		Steel Dynamics, Inc.	1,397,280
27,633	[3]	United States Steel Corp.	184,036
45,409		Valvoline, Inc.	931,793
13,713		Worthington Industries, Inc.	513,140
		TOTAL	23,612,826
		Real Estate—9.6%
33,550		American Campus Communities, Inc.	1,195,722
73,159		Brixmor Property Group, Inc.	842,060
25,088		Camden Property Trust	2,278,241
32,417		CoreCivic, Inc.	288,835
11,054		Coresite Realty Corp.	1,426,519
27,356		Corporate Office Properties Trust	724,387
41,558		Cousins Properties, Inc.	1,276,662
29,657		Cyrusone, Inc.	2,473,987
39,782		Douglas Emmett, Inc.	1,159,247
10,801		EastGroup Properties, Inc.	1,432,861
19,469		EPR PPTYS	557,397
29,030		First Industrial Realty Trust	1,274,998
32,069		Geo Group, Inc.	340,893
30,464		Healthcare Realty Trust, Inc.	892,595
29,659		Highwoods Properties, Inc.	1,137,126
37,749		Hudson Pacific Properties Inc.	889,744
26,503		JBG Smith Properties	768,852
10,266		Jones Lang LaSalle, Inc.	1,015,410
24,619		Kilroy Realty Corp.	1,434,549
20,926		Lamar Advertising Co.	1,375,466
10,764		Life Storage, Inc.	1,056,271
3,832	[3]	Macerich Co. (The)	29,238
23,975		Mack-Cali Realty Corp.	345,720
114,522		Medical PPTYS Trust, Inc.	2,305,328
41,619		National Retail Properties, Inc.	1,475,394
47,383		Omega Healthcare Investors, Inc.	1,534,262
34,573		Park Hotels & Resorts, Inc.	285,919
12,624		Pebblebrook Hotel Trust	133,814
49,345		Physicians Realty Trust	890,184
14,964		PotlatchDeltic Corp.	640,609
4,432		PS Business Parks, Inc.	611,394
25,728		Rayonier, Inc.	714,724
28,947		Rexford Industrial Realty, Inc.	1,358,483
51,125		Sabra Health Care REIT, Inc.	753,582
66,184		Service Properties Trust	443,433
25,404		Spirit Realty Capital, Inc.	875,422
54,111		STORE Capital Corp.	1,281,890

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
9,527		Taubman Centers, Inc.	$368,885
29,661		Urban Edge Properties	310,847
30,614		Weingarten Realty Investors	522,275
		TOTAL	38,723,225
		Utilities—3.9%
8,993		Allete, Inc.	533,285
15,157		Black Hills Corp.	876,984
51,722		Essential Utilities, Inc.	2,345,593
24,699		Hawaiian Electric Industries, Inc.	895,586
11,478		Idacorp, Inc.	1,070,323
56,072		MDU Resources Group, Inc.	1,176,391
21,378		National Fuel Gas Co.	867,305
16,545		New Jersey Resources Corp.	513,888
12,600		Northwestern Corp.	708,876
53,005		OGE Energy Corp.	1,743,864
11,965		ONE Gas, Inc.	905,750
18,485		PNM Resources, Inc.	780,622
13,164		Southwest Gas Holdings, Inc.	916,741
11,630		Spire, Inc.	717,106
50,256		UGI Corp.	1,675,535
		TOTAL	15,727,849
		TOTAL COMMON STOCKS (IDENTIFIED COST $257,634,249)	389,560,588
		INVESTMENT COMPANIES—4.5%
4,110,969		Federated Hermes Government Obligations Fund, Premier Shares, 0.10%[4]	4,110,969
13,958,272		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[4]	13,966,647
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $18,077,429)	18,077,616
		TOTAL INVESTMENT IN SECURITIES—101.5% (IDENTIFIED COST $275,711,678)	407,638,204
		OTHER ASSETS AND LIABILITIES - NET—(1.5)%[5]	(6,074,350)
		TOTAL NET ASSETS—100%	$401,563,854
At July 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures
2S&P MidCap 400 E-Mini	69	$12,837,450	September 2020	$(8,317)
The average notional value of long futures contracts held by the Fund throughout the period was 13,254,473. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	29,677	16,277,418	17,105,962	33,413,057
Purchases/Additions	—	60,021,829	146,378,929	206,400,758
Sales/Reductions	(5,762)	(72,188,278)	(149,526,619)	(221,720,659)
Balance of Shares Held 7/31/2020	23,915	4,110,969	13,958,272	18,093,156
Value	$630,399	$4,110,969	$13,966,647	$18,708,015
Change in Unrealized Appreciation/Depreciation	$(200,918)	N/A	$(2,284)	$(203,202)
Net Realized Gain/(Loss)	$59,639	N/A	$566	$60,205
Dividend Income	$21,996	$73,098	$121,157	$216,251
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $12,837,450 at July 31, 2020, which represents 3.2% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.2%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loaned	Collateral Received
$3,914,566	$4,110,969
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust